[LOGO]USAA(R)

                                 USAA GROWTH &
                                           INCOME Fund

                                                                       [GRAPHIC]

                               A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]
                          ... IT IS MORE IMPORTANT THAN
                      EVER TO BE PROPERLY DIVERSIFIED, IN A
[PHOTO]               COMBINATION OF EQUITIES, FIXED-INCOME
                            INVESTMENTS AND CASH....
                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

                 Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

                 In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue to perform well as investors seek the comfort and relative safety

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

                 Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals. We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                       1

FINANCIAL INFORMATION

   Distributions to Shareholders                                7

   Independent Auditors' Report                                 8

   Portfolio of Investments                                     9

   Notes to Portfolio of Investments                           16

   Financial Statements                                        17

   Notes to Financial Statements                               20

DIRECTORS' INFORMATION                                         31

                 THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

                 USAA with the eagle is registered in the U.S. Patent & Trademark Office.
                 (c)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital growth and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of market-leading companies of all market cap sizes in industry sectors with favorable growth prospects.

--------------------------------------------------------------------------------
                                        7/31/02                7/31/01
--------------------------------------------------------------------------------
Net Assets                          $851.0 Million         $1,116.7 Million
Net Asset Value Per Share               $14.64                  $19.69


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/02
--------------------------------------------------------------------------------
 1 YEAR                   5 YEARS                 SINCE INCEPTION ON 6/1/93
-22.74%                   -0.68%                            8.24%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                    CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  USAA GROWTH &                              LIPPER LARGE-CAP      LIPPER LARGE-CAP
                   INCOME FUND          S&P 500 INDEX       CORE FUNDS AVERAGE     CORE FUNDS INDEX     RUSSELL 3000 INDEX
                  -------------         -------------       ------------------     ----------------     ------------------
6/01/1993            10000.00              10000.00              10000.00              10000.00              10000.00
   Jun-93             9990.00              10029.19              10027.51              10052.62              10065.74
   Jul-93             9930.00               9988.81               9998.02              10014.05              10048.65
   Aug-93            10240.00              10366.98              10382.36              10383.94              10439.26
   Sep-93            10230.00              10287.47              10410.12              10384.20              10437.70
   Oct-93            10289.91              10500.14              10582.84              10545.04              10586.87
   Nov-93            10280.12              10400.06              10413.12              10378.87              10423.12
   Dec-93            10481.00              10525.79              10669.11              10616.70              10627.50
   Jan-94            10864.70              10883.30              11011.92              10958.57              10952.98
   Feb-94            10652.66              10588.06              10789.14              10752.08              10688.35
   Mar-94            10066.31              10127.34              10319.08              10257.85              10221.00
   Apr-94            10248.97              10257.08              10410.18              10356.80              10337.90
   May-94            10370.74              10424.75              10493.13              10438.47              10451.81
   Jun-94            10157.64              10169.65              10204.54              10163.04              10165.66
   Jul-94            10565.58              10503.35              10504.22              10468.11              10480.73
   Aug-94            11014.31              10932.99              10913.04              10841.71              10937.56
   Sep-94            10759.30              10665.85              10672.97              10614.22              10704.96
   Oct-94            10820.78              10905.13              10838.78              10785.56              10881.98
   Nov-94            10419.17              10508.48              10446.41              10405.68              10484.92
   Dec-94            10615.74              10664.06              10573.98              10502.27              10648.19
   Jan-95            10751.30              10940.42              10725.38              10687.49              10881.50
   Feb-95            11116.28              11366.36              11128.83              11054.63              11325.42
   Mar-95            11314.30              11701.23              11429.72              11329.79              11607.15
   Apr-95            11681.31              12045.53              11710.38              11579.00              11910.62
   May-95            12037.83              12526.24              12091.48              11953.04              12343.31
   Jun-95            12310.55              12816.68              12435.39              12267.10              12700.26
   Jul-95            12710.72              13241.52              12899.79              12685.41              13210.24
   Aug-95            12889.75              13274.57              12944.32              12704.85              13327.49
   Sep-95            13282.98              13834.47              13388.78              13180.13              13843.91
   Oct-95            13037.99              13785.04              13270.99              13118.97              13724.36
   Nov-95            13710.58              14389.49              13781.09              13631.39              14333.05
   Dec-95            13967.46              14666.67              13952.85              13837.31              14567.17
   Jan-96            14289.78              15165.28              14342.84              14244.44              14989.99
   Feb-96            14450.95              15306.36              14552.05              14418.13              15211.10
   Mar-96            14902.02              15453.73              14688.19              14549.33              15364.00
   Apr-96            15063.88              15681.36              14942.12              14760.83              15655.33
   May-96            15268.90              16085.08              15270.93              15055.23              16055.98
   Jun-96            15258.62              16146.41              15245.17              15077.03              16004.13
   Jul-96            14576.36              15433.46              14557.53              14461.09              15166.35
   Aug-96            15074.52              15759.49              14926.86              14789.74              15626.44
   Sep-96            15780.70              16645.68              15700.76              15556.32              16476.91
   Oct-96            16081.60              17104.60              15992.81              15865.74              16778.11
   Nov-96            17152.56              18396.37              17073.72              16894.13              17961.59
   Dec-96            17185.87              18031.95              16815.73              16582.85              17745.26
   Jan-97            17895.38              19157.89              17701.10              17489.45              18727.25
   Feb-97            18064.31              19308.29              17705.18              17468.36              18747.72
   Mar-97            17578.93              18516.43              16993.64              16720.47              17899.38
   Apr-97            18110.25              19620.85              17822.92              17646.72              18781.06
   May-97            19342.47              20820.42              18904.98              18717.58              20063.79
   Jun-97            20032.33              21746.02              19679.70              19529.31              20897.88
   Jul-97            21382.19              23475.88              21213.75              21072.06              22536.18
   Aug-97            20735.62              22161.71              20257.83              19999.79              21622.13
   Sep-97            21626.00              23374.74              21280.82              21029.30              22848.18
   Oct-97            20788.41              22594.97              20526.71              20380.64              22080.73
   Nov-97            21393.34              23640.08              21189.26              21046.62              22926.15
   Dec-97            21661.57              24045.78              21525.80              21428.99              23385.38
   Jan-98            21448.62              24311.48              21678.17              21640.38              23506.58
   Feb-98            22986.58              26063.90              23225.25              23174.35              25188.13
   Mar-98            24178.11              27397.53              24261.36              24320.35              26436.47
   Apr-98            24344.20              27678.09              24517.31              24566.76              26696.40
   May-98            23739.15              27202.99              24001.44              24147.27              26037.61
   Jun-98            23781.03              28307.15              24797.16              25294.19              26918.02
   Jul-98            22449.29              28007.98              24419.98              25090.18              26429.27
   Aug-98            18989.15              23961.49              20790.93              21334.97              22380.66
   Sep-98            19623.32              25497.81              22010.92              22395.15              23907.35
   Oct-98            21198.73              27568.63              23659.80              24075.13              25722.06
   Nov-98            22484.26              29238.82              25055.23              25506.97              27295.27
   Dec-98            23060.65              30922.60              26630.13              27200.67              29030.10
   Jan-99            23693.14              32215.20              27505.11              28151.69              30016.32
   Feb-99            23085.95              31214.13              26649.86              27282.23              28953.11
   Mar-99            24129.03              32462.64              27648.18              28379.91              30015.48
   Apr-99            25865.21              33719.73              28578.01              29140.25              31370.32
   May-99            25535.71              32924.36              27963.01              28367.12              30774.11
   Jun-99            26759.94              34746.59              29491.39              29950.14              32329.30
   Jul-99            25934.80              33666.37              28657.91              29071.38              31349.01
   Aug-99            25249.30              33499.70              28377.99              28774.84              30992.55
   Sep-99            24358.11              32582.47              27643.48              27995.12              30200.41
   Oct-99            25315.13              34643.43              29176.25              29710.11              32094.77
   Nov-99            25420.01              35347.62              29854.80              30439.07              32992.99
   Dec-99            26314.11              37426.62              31773.21              32463.92              35098.20
   Jan-00            25312.17              35546.44              30414.19              31151.13              33722.30
   Feb-00            24112.47              34874.26              30410.16              31141.19              34034.87
   Mar-00            26723.19              38283.77              32974.63              33848.75              36701.12
   Apr-00            26696.77              37132.38              31982.56              32743.47              35407.76
   May-00            26776.02              36371.16              31218.50              31909.43              34413.27
   Jun-00            26708.35              37266.92              32209.30              33077.37              35432.17
   Jul-00            26192.18              36684.81              31685.54              32561.97              34805.90
   Aug-00            27462.75              38962.18              33790.69              34808.25              37387.19
   Sep-00            26550.11              36905.75              32019.24              32954.73              35694.38
   Oct-00            27144.01              36748.96              31712.59              32573.02              35186.15
   Nov-00            26226.16              33854.04              29207.32              29708.07              31942.98
   Dec-00            27101.87              34020.12              29624.71              30071.62              32479.79
   Jan-01            27778.40              35226.39              30237.90              30923.12              33590.88
   Feb-01            26520.05              32016.46              27630.91              28045.47              30521.75
   Mar-01            25394.75              29989.33              25830.95              26323.86              28532.17
   Apr-01            27238.68              32317.96              27817.53              28324.34              30820.31
   May-01            27320.03              32534.77              27959.81              28483.96              31067.84
   Jun-01            26608.78              31743.20              27157.20              27727.25              30494.98
   Jul-01            26744.61              31430.59              26769.68              27325.49              29992.40
   Aug-01            25128.25              29464.96              25156.74              25716.43              28221.76
   Sep-01            23099.39              27085.78              23132.03              23764.79              25731.89
   Oct-01            23371.63              27602.57              23664.08              24324.51              26330.57
   Nov-01            25141.17              29719.35              25377.14              25918.14              28358.63
   Dec-01            25441.16              29979.86              25614.89              26212.12              28758.35
   Jan-02            25032.86              29542.59              25166.85              25798.70              28397.73
   Feb-02            24751.28              28972.73              24681.85              25366.30              27817.02
   Mar-02            25485.09              30062.50              25575.96              26229.45              29036.67
   Apr-02            24216.47              28240.68              24163.33              24857.92              27513.28
   May-02            24019.13              28033.36              23947.89              24676.91              27194.51
   Jun-02            22285.83              26037.23              22214.96              22972.88              25236.93
   Jul-02            20662.73              24008.12              20572.84              21265.60              23230.51

                    DATA SINCE INCEPTION ON 6/1/93 THROUGH 7/31/02.

                 The Russell 3000 Index replaces the S&P 500 Index as the Fund's comparable broad-based securities index, because the Russell 3000 Index is an index of multi-cap growth and value stocks, and thus, provides a more appropriate comparison for the Fund, which focuses on multi-cap growth and value stocks, than the S&P 500 Index, which is an index of large-cap growth and value stocks.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Large-Cap Core Funds Average, an average of all large-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category.

                 o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                 For the year ended July 31, 2002, the USAA Growth & Income Fund had a total return of -22.74%, compared to -24.18% for the average fund in the Lipper Large-Cap Core Funds category.

                 The U.S. stock market was extremely treacherous for investors during the reporting year as sentiment swung dramatically. We began the year last August amid signs that the economy might be picking up, but this optimism gave way to dismal sentiment in the wake of the tragic events of September 11. The market then recovered impressively in the fall despite the fact that a recession was officially declared, but subsequently fell back in early 2002 amid signs that a recovery was at hand. Then came the almost-daily reports of corporate accounting irregularities and Wall Street conflicts of interest. This combination proved too much for investors to bear with the economic recovery still in doubt and corporate earnings and capital spending yet to pick up substantially.

                 Over the course of the reporting year, the Fund's holdings in the industrial, financial, and energy sectors contributed positively to relative performance. With the consumer the one consistent bright spot in the U.S. economy, the Fund's underweight allocations to the consumer-discretionary and consumer-staples sectors were detrimental to performance, but good stock selection in these areas partially offset the negative impact. Within the health care sector, the Fund's holdings in pharmaceutical stocks were generally negative for performance, because many pharmaceutical companies lowered their earnings forecasts and investors became concerned about the condition of pharmaceutical product pipelines. As the year progressed, exposure to energy, industrial, and utilities stocks was increased.

                 On June 28, Wellington Management Company, LLP became subadviser to the Fund and Matthew E. Megargel, CFA, took over day-to-day management backed by a specialized team approach

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER LARGE-CAP CORE FUNDS AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 that combines top-down sector analysis and bottom-up stock selection across market capitalizations. The team uses in-depth analysis to identify companies that offer above-average growth, profitability, and healthy balance sheets, looking for attractive valuations, superior management, and strong market position.

                 Looking ahead, the Fund's management team believes that an economic recovery is under way. However, the pace of recovery may be slowed in the near term due to a decline in consumer confidence and the fact that corporations are still focused on cost-cutting as opposed to capital investment. Overall, government action on accounting and corporate governance should restore investor faith. Stock market valuations are at attractive levels, provided that the economy continues to expand. The Fund's portfolio is well-positioned to benefit from the synchronized global economic recovery that the management team believes will gradually occur over the next year.

                 After a very difficult year for the U.S. equity markets and the Fund, all of us at USAA Investment Management Company thank you for your continued confidence in us.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
------------------------------------------
General Electric Co.                 2.9%

Exxon Mobil Corp.                    2.7%

Microsoft Corp.                      2.6%

American International Group, Inc.   2.2%

Wal-Mart Stores, Inc.                2.1%

Citigroup, Inc.                      1.9%

Pharmacia Corp.                      1.9%

Bank One Corp.                       1.8%

Dow Chemical Co.                     1.7%

Pfizer, Inc.                         1.7%
------------------------------------------

------------------------------------------
            TOP 10 INDUSTRIES*
            (% of Net Assets)
------------------------------------------
Pharmaceuticals                      8.8%

Banks                                8.2%

Industrial Conglomerates             4.1%

Diversified Financial Services       4.0%

Integrated Oil & Gas                 3.9%

Systems Software                     3.5%

Computer Hardware                    2.9%

Restaurants                          2.9%

Semiconductors                       2.9%

General Merchandise Stores           2.7%
------------------------------------------

* Excludes money market instruments.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-15.

D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to  SHAREHOLDERS

USAA GROWTH & INCOME FUND
JULY 31, 2002

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                 Ordinary income*                                      $0.10584
                 Long-term capital gains                                0.57342
                                                                       --------
                   Total                                               $0.67926
                                                                       ========

                 100% of ordinary income distributions qualifies for deduction by corporations.

                 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

8

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA GROWTH & INCOME FUND

                 We have audited the accompanying statement of assets and liabilities of USAA Growth & Income Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Growth & Income Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                        /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 6, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA GROWTH & INCOME FUND
JULY 31, 2002

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                        (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (96.2%)

            ADVERTISING (1.5%)
  220,400   Omnicom Group, Inc.                                         $ 11,749
   45,400   TMP Worldwide, Inc.*                                             701
                                                                        --------
                                                                          12,450
                                                                        --------

            AEROSPACE & DEFENSE (2.1%)
  200,400   Boeing Co.                                                     8,321
   88,000   Northrop Grumman Corp.                                         9,741
                                                                        --------
                                                                          18,062
                                                                        --------

            AIR FREIGHT & LOGISTICS (2.2%)
   89,600   CNF Transportation, Inc.                                       2,852
  267,900   EGL, Inc.*                                                     3,140
  252,700   FedEx Corp.                                                   12,875
                                                                        --------
                                                                          18,867
                                                                        --------

            ALUMINUM (0.7%)
  234,400   Alcoa, Inc.                                                    6,340
                                                                        --------

            APPAREL, ACCESSORIES,& LUXURY GOODS (0.8%)
   68,500   Columbia Sportswear Co.*                                       2,394
  151,500   Liz Claiborne, Inc.                                            4,371
                                                                        --------
                                                                           6,765
                                                                        --------

            APPLICATION SOFTWARE (1.1%)
  691,500   Cadence Design Systems, Inc.*                                  8,609
   60,200   Verity, Inc.*                                                    674
                                                                        --------
                                                                           9,283
                                                                        --------

            BANKS (8.2%)
  173,904   Bank of America Corp.                                         11,564
  397,100   Bank One Corp.                                                15,451
  161,400   Banknorth Group, Inc.                                          4,106
  161,300   M&T Bank Corp.                                                13,485
  312,400   Sovereign Bancorp, Inc.                                        4,527
  251,700   UnionBanCal Corp.                                             10,916
  262,200   Wachovia Corp.                                                 9,387
                                                                        --------
                                                                          69,436
                                                                        --------

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                        (000)
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (1.3%)
  221,500   Albany Molecular Research, Inc.*                            $  4,547
  205,100   Gilead Sciences, Inc.*                                         6,250
                                                                        --------
                                                                          10,797
                                                                        --------

            BROADCASTING & CABLE TV (0.8%)
  305,800   Comcast Corp. "A"*                                             6,391
                                                                        --------

            BUILDING PRODUCTS (0.6%)
  217,700   Masco Corp.                                                    5,268
                                                                        --------

            COMPUTER & ELECTRONIC RETAIL (0.3%)
   61,700   CDW Computer Centers, Inc.*                                    2,949
                                                                        --------

            COMPUTER HARDWARE (2.9%)
  351,800   Dell Computer Corp.*                                           8,771
  391,800   Hewlett-Packard Co.                                            5,544
  148,000   IBM Corp.                                                     10,419
                                                                        --------
                                                                          24,734
                                                                        --------

            COMPUTER STORAGE & PERIPHERALS (0.2%)
   28,100   Lexmark International, Inc.*                                   1,374
                                                                        --------

            DATA PROCESSING SERVICES (0.4%)
   40,100   Automatic Data Processing, Inc.                                1,495
   66,700   DST Systems, Inc.*                                             2,248
                                                                        --------
                                                                           3,743
                                                                        --------

            DEPARTMENT STORES (0.5%)
  195,400   Dillard's, Inc. "A"                                            4,592
                                                                        --------

            DISTILLERS & VINTNERS (0.5%)
  134,600   Constellation Brands, Inc. "A"*                                3,868
                                                                        --------

            DIVERSIFIED CHEMICALS (1.7%)
  500,300   Dow Chemical Co.                                              14,444
                                                                        --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
-------------------------------------------------------------------------------

            DIVERSIFIED FINANCIAL SERVICES (4.0%)
  488,574   Citigroup, Inc.                                             $ 16,387
   35,200   Investment Technology Group, Inc.*                             1,192
  187,000   Legg Mason, Inc.                                               7,974
  242,200   Merrill Lynch & Co., Inc.                                      8,634
                                                                        --------
                                                                          34,187
                                                                        --------

            DRUG RETAIL (0.4%)
  122,400   CVS Corp.                                                      3,501
                                                                        --------

            ELECTRIC UTILITIES (1.9%)
  224,300   CINergy Corp.                                                  7,604
  179,400   Exelon Corp.                                                   8,799
                                                                        --------
                                                                          16,403
                                                                        --------

            ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
  274,400   Agilent Technologies, Inc.*                                    5,181
  383,200   Sanmina-SCI Corp.*                                             1,560
  170,300   Symbol Technologies, Inc.                                      1,556
   78,700   Veeco Instruments, Inc.*                                       1,070
  379,300   Waters Corp.*                                                  8,614
                                                                        --------
                                                                          17,981
                                                                        --------

            FOOD RETAIL (1.0%)
  291,100   Safeway, Inc.*                                                 8,098
                                                                        --------

            GENERAL MERCHANDISE STORES (2.7%)
  112,000   BJ's Wholesale Club, Inc.*                                     3,937
   32,100   Family Dollar Stores, Inc.                                       972
  372,000   Wal-Mart Stores, Inc.                                         18,295
                                                                        --------
                                                                          23,204
                                                                        --------

            HEALTH CARE DISTRIBUTORS & SERVICES (0.4%)
  107,200   Laboratory Corp. of America Holdings*                          3,677
                                                                        --------

            HEALTH CARE EQUIPMENT (1.5%)
   99,900   Beckman Coulter, Inc.                                          3,916
  305,800   Becton, Dickinson & Co.                                        8,887
                                                                        --------
                                                                          12,803
                                                                        --------

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002


                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
-------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (1.7%)
  201,100   HCA, Inc.                                                   $  9,452
  140,100   Health Management Associates, Inc. "A"*                        2,834
   57,500   Triad Hospitals, Inc.*                                         2,299
                                                                        --------
                                                                          14,585
                                                                        --------

            HEALTH CARE SUPPLIES (0.5%)
  178,500   Edwards Lifesciences Corp.*                                    4,345
                                                                        --------

            HOME FURNISHINGS (0.4%)
   74,900   Mohawk Industries, Inc.*                                       3,558
                                                                        --------

            HOMEBUILDING (0.5%)
  171,900   D.R. Horton, Inc.                                              3,816
                                                                        --------

            HOME IMPROVEMENT RETAIL (1.3%)
  344,700   Home Depot, Inc.                                              10,644
                                                                        --------

            HOUSEHOLD PRODUCTS (1.4%)
  192,300   Kimberly-Clark Corp.                                          11,740
                                                                        --------

            INDUSTRIAL CONGLOMERATES (4.1%)
   86,900   3M Co.                                                        10,935
  755,600   General Electric Co.                                          24,330
                                                                        --------
                                                                          35,265
                                                                        --------

            INDUSTRIAL MACHINERY (0.7%)
   89,600   ITT Industries, Inc.                                           5,724
                                                                        --------

            INFORMATION TECHNOLOGY CONSULTING & SERVICES (2.5%)
  434,000   Accenture Ltd. "A"*                                            7,161
   32,700   Affiliated Computer Services, Inc. "A"*                        1,536
  154,000   Manhattan Associates, Inc.*                                    3,426
  395,100   SunGard Data Systems, Inc.*                                    9,265
                                                                        --------
                                                                          21,388
                                                                        --------

            INSURANCE BROKERS (2.1%)
  165,900   Arthur J. Gallagher & Co.                                      4,879
  272,400   Marsh & McLennan Companies, Inc.                              13,048
                                                                        --------
                                                                          17,927
                                                                        --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
-------------------------------------------------------------------------------

            INTEGRATED OIL & GAS (3.9%)
  138,300   ChevronTexaco Corp.                                         $ 10,373
  615,000   Exxon Mobil Corp.                                             22,607
                                                                        --------
                                                                          32,980
                                                                        --------

            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
  392,100   SBC Communications, Inc.                                      10,845
                                                                        --------

            MANAGED HEALTH CARE (0.4%)
   51,700   Anthem, Inc.*                                                  3,509
                                                                        --------

            METAL & GLASS CONTAINERS (0.5%)
  236,700   Pactiv Corp.*                                                  4,301
                                                                        --------

            MOVIES & ENTERTAINMENT (1.5%)
  560,200   AOL Time Warner, Inc.*                                         6,442
  168,100   Viacom, Inc. "B"*                                              6,544
                                                                        --------
                                                                          12,986
                                                                        --------

            MULTI-LINE INSURANCE (2.2%)
  295,500   American International Group, Inc.                            18,888
                                                                        --------

            NETWORKING EQUIPMENT (1.1%)
  738,100   Cisco Systems, Inc.*                                           9,736
                                                                        --------

            OIL & GAS EXPLORATION & PRODUCTION (1.7%)
  511,600   Chesapeake Energy Corp.*                                       2,737
  269,800   EOG Resources, Inc.                                            9,251
  188,300   Swift Energy Co.*                                              2,497
                                                                        --------
                                                                          14,485
                                                                        --------

            OIL & GAS EQUIPMENT & SERVICES (0.8%)
  167,000   Schlumberger Ltd.                                              7,168
                                                                        --------

            PAPER PACKAGING (0.2%)
   40,800   Bemis, Inc.                                                    1,961
                                                                        --------

            PAPER PRODUCTS (1.7%)
  169,200   Bowater, Inc.                                                  7,714
  168,300   International Paper Co.                                        6,702
                                                                        --------
                                                                          14,416
                                                                        --------

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PERSONAL PRODUCTS (1.0%)
  253,300   Gillette Co.                                                $  8,328
                                                                        --------

            PHARMACEUTICALS (8.8%)
  299,500   Abbott Laboratories                                           12,402
  155,000   Eli Lilly & Co.                                                9,055
   56,700   King Pharmaceuticals, Inc.*                                    1,203
  449,900   Pfizer, Inc.                                                  14,554
  368,550   Pharmacia Corp.                                               16,489
  301,100   Schering-Plough Corp.                                          7,678
  155,600   Watson Pharmaceuticals, Inc.*                                  3,279
  260,500   Wyeth                                                         10,394
                                                                        --------
                                                                          75,054
                                                                        --------

            PROPERTY & CASUALTY INSURANCE (0.5%)
   72,900   Ambac Financial Group, Inc.                                    4,595
                                                                        --------

            PUBLISHING (1.2%)
  141,300   Gannett Co., Inc.                                             10,161
                                                                        --------

            RESTAURANTS (2.9%)
  224,900   Brinker International, Inc.*                                   7,332
  103,700   CEC Entertainment, Inc.*                                       3,909
  189,700   Darden Restaurants, Inc.                                       4,405
  350,300   McDonald's Corp.                                               8,670
                                                                        --------
                                                                          24,316
                                                                        --------

            SEMICONDUCTOR EQUIPMENT (0.5%)
   82,500   Cabot Microelectronics Corp.*                                  3,493
   22,300   Novellus Systems, Inc.*                                          602
                                                                        --------
                                                                           4,095
                                                                        --------

            SEMICONDUCTORS (2.9%)
  153,100   Fairchild Semiconductor Corp. "A"*                             2,730
  582,700   Intel Corp.                                                   10,949
  248,800   International Rectifier Corp.*                                 5,737
  214,200   Texas Instruments, Inc.                                        4,959
                                                                        --------
                                                                          24,375
                                                                        --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SOFT DRINKS (2.1%)
  287,300   Coca-Cola Enterprises, Inc.                                 $  5,350
  120,200   Pepsi Bottling Group, Inc.                                     2,971
  224,800   PepsiCo, Inc.                                                  9,653
                                                                        --------
                                                                          17,974
                                                                        --------

            SPECIALTY CHEMICALS (0.9%)
  193,200   Rohm & Haas Co.                                                7,245
                                                                        --------

            SPECIALTY STORES (1.3%)
   68,300   Linens 'n Things, Inc.*                                        1,663
   81,000   Michaels Stores, Inc.*                                         2,999
  378,000   Staples, Inc.*                                                 6,309
                                                                        --------
                                                                          10,971
                                                                        --------

            SYSTEMS SOFTWARE (3.5%)
  465,700   Microsoft Corp.*                                              22,344
  717,300   Oracle Corp.*                                                  7,180
                                                                        --------
                                                                          29,524
                                                                        --------

            TELECOMMUNICATION EQUIPMENT (0.3%)
  185,000   Comverse Technology, Inc.*                                     1,473
  214,600   Tekelec, Inc.*                                                 1,446
                                                                        --------
                                                                           2,919
                                                                        --------
            Total common stocks (cost: $836,247)                         819,041
                                                                        --------

PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)   SECURITY                                                       (000)
---------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENT(4.0%)
  $33,758   SSgA Prime Money Market Fund, 1.75%(a)
                (cost: $33,758)                                           33,758
                                                                        --------

            TOTAL INVESTMENTS (COST: $870,005)                          $852,799
                                                                        ========

16

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

      Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

      The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a)Rate represents the annualized seven-day yield at July 31, 2002.

      *Non-income-producing security for the year ended July 31, 2002.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GROWTH & INCOME FUND
JULY 31, 2002

ASSETS

  Investments in securities, at market value (identified cost of
     $870,005)                                                         $852,799
  Cash                                                                       72
  Receivables:
      Capital shares sold                                                   184
      Dividends                                                             943
      Securities sold                                                     2,424
      Other                                                                   9
                                                                       --------
         Total assets                                                   856,431
                                                                       --------

LIABILITIES

  Securities purchased                                                    4,531
  Capital shares redeemed                                                   213
  USAA Investment Management Company                                        435
  USAA Transfer Agency Company                                              190
  Accounts payable and accrued expenses                                      75
                                                                       --------
         Total liabilities                                                5,444
                                                                       --------
            Net assets applicable to capital shares outstanding        $850,987
                                                                       ========

NET ASSETS CONSIST OF:

  Paid-in capital                                                      $849,586
  Accumulated undistributed net investment income                           235
  Accumulated net realized gain on investments                           18,372
  Net unrealized depreciation of investments                            (17,206)
                                                                       --------
            Net assets applicable to capital shares outstanding        $850,987
                                                                       ========
  Capital shares outstanding                                             58,124
                                                                       ========
  Authorized shares of $.01 par value                                   110,000
                                                                       ========
  Net asset value, redemption price, and offering price per share      $  14.64
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA GROWTH & INCOME FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT INCOME

   Income:
      Dividends                                                       $  15,233
      Interest                                                            1,229
      Fees from securities loaned                                            33
                                                                      ---------
         Total income                                                    16,495
                                                                      ---------
   Expenses:
      Management fees                                                     6,108
      Administrative and sevicing fees                                    1,527
      Transfer agent's fees                                               2,245
      Custodian's fees                                                      173
      Postage                                                               190
      Shareholder reporting fees                                            299
      Directors' fees                                                         4
      Registration fees                                                      40
      Professional fees                                                      54
      Other                                                                  81
                                                                      ---------
         Total expenses                                                  10,721
      Expenses paid indirectly                                               (4)
                                                                      ---------
         Net expenses                                                    10,717
                                                                      ---------
            Net investment income                                         5,778
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain                                                     26,533
   Change in net unrealized appreciation/depreciation                  (288,385)
                                                                      ---------
            Net realized and unrealized loss                           (261,852)
                                                                      ---------
Decrease in net assets resulting from operations                      $(256,074)
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA GROWTH & INCOME FUND
YEARS ENDED JULY 31,

                                                              2002         2001
                                                        -----------------------
FROM OPERATIONS

   Net investment income                                $    5,778   $    9,074
   Net realized gain on investments                         26,533       35,688
   Change in net unrealized appreciation/depreciation
      of investments                                      (288,385)     (21,577)
                                                        -----------------------
      Increase (decrease) in net assets resulting
         from operations                                  (256,074)      23,185
                                                        -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (6,022)      (8,989)
                                                        -----------------------
   Net realized gains                                      (32,795)     (19,078)
                                                        -----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               126,913      130,687
   Reinvested dividends                                     37,788       27,298
   Cost of shares redeemed                                (135,503)    (134,897)
                                                        -----------------------
      Increase in net assets from
         capital share transactions                         29,198       23,088
                                                        -----------------------
Net increase (decrease) in net assets                     (265,693)      18,206

NET ASSETS

   Beginning of period                                   1,116,680    1,098,474
                                                        -----------------------
   End of period                                        $  850,987   $1,116,680
                                                        =======================
Accumulated undistributed net investment income:
   End of period                                        $      235   $      479
                                                        =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                               7,264        6,618
   Shares issued for dividends reinvested                    2,163        1,405
   Shares redeemed                                          (8,015)      (6,809)
                                                        -----------------------
      Increase in shares outstanding                         1,412        1,214
                                                        =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded pri-
                    marily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements reduced expenses by $4,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

         needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining
         CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the

24

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

         statement of assets and liabilities to decrease accumulated net realized gain on investments and increase paid-in-capital by $7,856,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. These reclassifications have no effect on net assets.

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary income for tax purposes and the tax deferral of losses on "wash sale" transactions.

         The tax character of distributions paid during the years ended July 31, 2002 and 2001, was as follows:

                                                        2002            2001
         -----------------------------------------------------------------------
         Ordinary income                           $  6,167,000    $  8,989,000
         Long-term capital gains                     32,650,000      20,697,000

         As of July 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $    235,000
         Undistributed long-term capital gains                       19,069,000
         Unrealized depreciation                                    (17,903,000)

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

         At July 31, 2002, the Fund had a current post-October deferred capital loss of $697,000, which will be recognized for tax purposes on the first day of the following fiscal year.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2002, were $731,708,000 and $704,942,000, respectively.

         The cost of securities at July 31, 2002, for federal income tax purposes, was $870,702,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2002, for federal income tax purposes, were $67,495,000 and $85,398,000, respectively, resulting in net unrealized depreciation of $17,903,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The bor-rowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan at July 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ending July 31, 2002, the investment management fee for

26

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                 the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period consists of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/- 1.00% to 4.00%             +/- 0.04%

+/- 4.01% to 7.00%             +/- 0.05%

+/- 7.01% and greater          +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                 During the year ended July 31, 2002, the Fund did not incur a performance fee and paid the Manager $6,108,000 in management fees.

              B. ADVISORY ARRANGEMENTS - On June 26, 2002, the Company's Board
                 of Directors (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more unaffiliated subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and Wellington Management Company, LLP (Wellington Management). These interim agreements took effect on June 28, 2002.

                 Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio manage-ment oversight of the Fund's assets managed by Wellington Management, rather than directly managing the Fund's assets. The Fund pays the Manager at the same fee rate under the Interim Agreement that it paid under the Former Agreement
                 (see Note (6)A). Under the Interim Subadvisory Agreement, Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

                 The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders of the Fund to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and

28

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

                 an investment subadvisory agreement (Subadvisory Agreement) between the Manager and Wellington Management at a meeting to be held on October 18, 2002.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides cer-
                 tain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the year ended July 31, 2002, the Fund paid the Manager administrative and servicing fees of $1,527,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the year ended July 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $2,245,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive under-
                 writing and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED JULY 31,
                                          ---------------------------------------------------------------
                                                2002          2001          2000         1999        1998
                                          ---------------------------------------------------------------
Net asset value at
   beginning of period                    $    19.69    $    19.79    $    20.43   $    18.88  $    18.85
                                          ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         .10           .16           .16          .16         .21
   Net realized and
      unrealized gain (loss)                   (4.47)          .25             -         2.46         .69
                                          ---------------------------------------------------------------
Total from investment operations               (4.37)          .41           .16         2.62         .90
                                          ---------------------------------------------------------------
Less distributions:
   From net investment income                   (.10)         (.16)         (.16)        (.16)       (.21)
   From realized capital gains                  (.58)         (.35)         (.64)        (.91)       (.66)
                                          ---------------------------------------------------------------
Total distributions                             (.68)         (.51)         (.80)       (1.07)       (.87)
                                          ---------------------------------------------------------------
Net asset value at end of period          $    14.64    $    19.69    $    19.79   $    20.43  $    18.88
                                          ===============================================================
Total return (%)*                             (22.74)         2.11           .99        15.53        4.99
Net assets at
   end of period (000)                    $  850,987    $1,116,680    $1,098,474   $1,136,339  $1,078,589
Ratio of expenses to
   average net assets (%)**                     1.05(a)        .89(a)        .90          .89         .85
Ratio of net investment income
   to average net assets (%)**                   .57           .82           .78          .85        1.07
Portfolio turnover (%)                         73.52         28.95         22.90        24.53       29.38

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2002, average net assets were $1,017,453,000.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

30

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          to FINANCIAL Statements
          (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on June 1, 1993. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering
                 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

32

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service,
                 IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02- present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98- 7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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38

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

                                                                              39

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N O T E S
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                                                                              41

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

42

N O T E S
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

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE (R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

--------------------------------------------------------------------------------
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                       ---------------------------------
                       INSURANCE [middot] MEMBER SERVICES

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